Variable Interest Entities (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,704,000					$ 32,578,000	$ 33,555,000
Net income (loss)	$ 5,348,000	$ 8,991,000	$ 59,000	$ 781,000	$ 831,000	$ 615,000	$ 2,935,000
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Maximum Loss Exposure, Amount		5,847,000		5,847,000
Operating lease liability, current		$ 3,306,000		$ 3,306,000
Revenue from Contract with Customer, Excluding Assessed Tax			831,000		1,696,000
Net income (loss)			$ 3,000		$ 22,000